Share-based Compensation Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Restricted Stock Awards
Share-based Compensation Plans
Expected period to recognize the expense	1 year 5 months 12 days
Unrecognized share-based compensation expense	$ 200
Granted (in shares)	0	0	0	65,000
Restricted Stock Awards | Director
Share-based Compensation Plans
Expected period to recognize the expense			1 year 8 months 8 days
Unrecognized share-based compensation expense			$ 200
Performance stock options
Share-based Compensation Plans
Number of shares vested	0	0	0	0
Share based compensation expense	$ 0	$ 0	$ 0	$ 0
Employee Stock Option
Share-based Compensation Plans
Unrecognized share-based compensation expense	$ 100
Expected period to recognize the expense	2 years 10 months 9 days		3 years 10 days
Weighted average grant date fair value per option share			$ 2.14	$ 2.8
Total intrinsic value	$ 0	$ 0	$ 0	$ 0
Unrecognized share-based compensation expense			$ 100
Granted (in shares)	0		25,000	55,849